U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                 FORM 24F-2
                     ANNUAL NOTICE OF SECURITIES SOLD
                          PURSUANT TO RULE 24F-2


1.       Name and address of issuer:

         The Hudson River Trust
         1345 Avenue of the Americas
         New York, NY  10105

2.       Name of each series or class of funds for which this notice is filed:

         Money Market Portfolio
         Intermediate Government Securities Portfolio
         Quality Bond Portfolio
         High Yield Portfolio
         Growth and Income Portfolio
         Equity Index Portfolio
         Common Stock Portfolio
         Global Portfolio
         International Portfolio
         Aggressive Stock Portfolio
         Conservative Investors Portfolio
         Balanced Portfolio
         Growth Investors Portfolio

3.       Investment Company Act File Number:

         811-04185

         Securities Act File Number:

         2-94996

4.       Last day of fiscal year for which this notice is filed:

         December 31, 1995

5. Check the box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                [  ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

         Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         None

9. Number and aggregate sale price of securities sold during the fiscal year:

         $ 62,876,998*

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         $ 62,876,998*

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

         Not Applicable

12.      Calculation of registration fee:

  (i)      Aggregate sale price of securities sold during the fiscal
           year in reliance on rule 24f-2 (from Item 10):                   $ 62,876,998
                                                                            ------------

  (ii)     Aggregate price of shares issued in connection with
           dividend reinvestment plans (from Item 11, if applicable):           +    -0-
                                                                            ------------

  (iii)    Aggregate price of shares redeemed or repurchased during
           the fiscal year (if applicable):                                    -     -0-
                                                                            ------------

  (iv)     Aggregate price of shares redeemed or repurchased and
           previously applied as a reduction to filing fees pursuant
           to rule 24e-2 (if applicable):                                      +     -0-
                                                                            ------------

  (v)      Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
           (iii), plus line (iv)]
           (if applicable):                                                   62,876,998
                                                                            ------------

  (vi)     Multiplier prescribed by Section 6(b) of the Securities
           Act of 1933 or other applicable law or regulation (see                 1
           instruction C.6):                                                     --
                                                                             x  2900
                                                                            ------------

------------------------------------

* Does not include shares with an aggregate sales price of $2,619,376,988 sold during the fiscal year to unmanaged separate accounts, interest in which are registered under the S.A. and for which registration fees will be or have been paid.


  (vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:           $ 21,681.72
                                                                             ===========



Instruction: Issuers should complete line (ii), (iii), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.



13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).


                                                                [X]


  Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

           February 28, 1996


                                 SIGNATURE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Andrew Gangolf
                          ----------------------------
                              Assistant Secretary


Date February 28, 1996
     -----------------


* Please print the name and title of the signing officer below the signature.








                                        February 29, 1996


The Hudson River Trust
1345 Avenue of the Americas
New York, New York  10105

Gentlemen:

        You have informed us that you intend to file a Rule 24f-2 notice (the "Notice") with the Securities and Exchange Commission (the "Commission") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, making definite the registration of 2,619,376,988 shares of beneficial interest, $0.00001 par value (the "Shares"), of your Money Market Portfolio, Intermediate Government Securities Portfolio, Quality Bond Portfolio, High Yield Portfolio, Balanced Portfolio, Growth and Income Portfolio, Equity Index Portfolio, Common Stock Portfolio, Global Portfolio, Aggressive Stock Portfolio, Conservative Investors Portfolio and Growth Investors Portfolio (each, a "Fund") sold in reliance upon the Rule during your fiscal year ended December 31, 1995. We understand that the Shares do not include shares issued pursuant to reinvestment of dividends and that the fee does not take into account those reinvestment shares or a deduction of shares redeemed during said fiscal year.

        We have examined your Agreement and Declaration of Trust as on file at the office of the Secretary of State of The Commonwealth of Massachusetts. We are familiar with the actions taken by your Trustees to authorize the issue and sale from time to time of your Shares of beneficial interest. We have assumed for purposes of this opinion that all necessary action has been taken to create each of the Funds. We also have assumed that upon the issuance of the Shares, the Trust will receive the net asset value thereof, which in all cases will at least be equal to the par value thereof. We have also examined a copy of your Bylaws and such other documents as we have deemed necessary for the purposes of this opinion.

        Based on the foregoing, we are of the opinion that the Shares have been duly authorized and validly issued and are fully paid and nonassessable.







The Hudson River Trust                  -2-             February 29, 1996



        The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that the notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees.

        We consent to this opinion accompanying the Notice.


                                        Very truly yours,


                                        Ropes & Gray













                             THE HUDSON RIVER TRUST


                            Certificate of Secretary
                            ------------------------


        I, Edmund P. Bergan, Jr., Secretary of The Hudson River Trust (the "Trust"), hereby certify that attached hereto are true and correct copies of the following:

        1. The Trust's Agreement and Declaration of Trust (the "Agreement") (Exhibit A);

        2. The Trust's Bylaws (the "Bylaws") (Exhibit B);

        3. Votes adopted by the Board of Trustees of the Trust at a duly called meeting of the Board on November 19, 1984 with respect to the issuance of shares of the Trust (Exhibit C).

        I further certify that the Agreement, the Bylaws and the votes adopted by the Board of Trustees of the Trust, attached hereto, have not been amended, rescinded or repealed and remain in full force and effect as of this date.

        IN WITNESS WHEREOF, I hereunto sign my name this 29th day of February, 1996.



                                        ---------------------------
                                        Edmund P. Bergan, Jr.
                                        Secretary










                             THE HUDSON RIVER TRUST


                      Certificate of Assistant Controller
                      -----------------------------------


   I, Thomas R. Manley, Assistant Controller of The Hudson River Trust (the "Trust"), a Massachusetts business trust, hereby certify that, according to the records of the Trust, 2,619,376,988 shares of beneficial interest (the "Shares") of the Trust were sold during the Trust's fiscal year ended December 31, 1995, excluding Shares purchased with reinvested dividends, if any. I further certify that the authorized consideration was received and that, in each case such consideration was at least equal to the net asset value and par value of the Shares.

   IN WITNESS WHEREOF, I hereunto sign my name this 29th day of February, 1996.



                                        ------------------------
                                        Thomas R. Manley
                                        Assistant Controller